Other liabilities - non-current (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other liabilities - Non-Current
Other liabilities
non-current
consist of the following:

	As at March 31,
	2023		2023		2022

			(In millions)
Employee benefit obligations	US$	34.1	Rs.	2,798.6	Rs.	3,237.4
Contract liabilities (refer note below)		723.1		59,421.8		45,359.0
Others		18.6		1,525.6		1,389.6

Total	US$	775.8	Rs.	63,746.0	Rs.	49,986.0

Note:

(a)	Statement showing movement of contract liabilities is as follows:

	Year ended March 31, 2021
	2023		2023		2022

			(In millions)
Opening contract liabilities	US$	1,350.2	Rs.	110,945.5	Rs.	105,836.3
Amount recognized in revenue during the year		(698.4)		(57,391.1)		(46,061.9)
Amount received in advance during the year		815.5		67,019.3		53,721.2
Amount refunded to customers during the year		(2.3)		(188.4)		(1,522.0)
Currency translation		22.8		1,875.0		(1,028.1)

Balance at the end	US$	1,487.8	Rs.	122,260.3	Rs.	110,945.5

Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years upto March 31, 2029.

(b)	Contract liabilities comprise of the following :

	As at March 31,
	2023		2023		2022

			(In millions)
Advances received from customers - current	US$	353.1	Rs.	29,015.9	Rs.	34,972.3
Deferred revenue - current		411.6		33,822.6		30,614.2
Deferred revenue -Non-current		723.1		59,421.8		45,359.0

Total contract liabilities	US$	1,487.8	Rs.	122,260.3	Rs.	110,945.5